SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2020
Supplemental Income Statement Elements [Abstract]
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA

NOTE 17:-SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA

a.Finance expense, net:

	Year ended December 31,
	2020	2019	2018

Finance expenses:

Interest in respect of short-term loans, credit cards and bank fees	$3,254	$3,342	$3,591
Interest in respect of loans to related parties	1,053	568	585
Amortization/accretion of premium/discount on marketable securities	161	-	-
Realized gain/loss from marketable securities	11	-	-
Changes in derivatives fair value	3,427	-	193
Foreign exchange transactions losses	7,128	6,578	6,259

	15,034	10,488	10,628
Finance income:

Interest in respect of cash and cash equivalent and short-term bank deposits	657	1,018	1,472
Changes in derivatives fair value	-	33	-
Interest income from marketable securities	213	-	-
Foreign exchange transactions gains	3,965	3,859	5,517

	4,835	4,910	6,989

Finance expenses, net	$10,199	$5,578	$3,639

b.Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:

	Year ended December 31,
	2020	2019	2018

Net income attributable to controlling interest, as reported	$7,218	$12,862	$24,405
Adjustment to redemption value of non-controlling interest	-	-	203
Numerator for basic and diluted net income per share	$7,218	$12,862	$24,608

F - 74

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 17:-SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Cont.)

Denominator:

	Year ended December 31,
	2020	2019	2018

Denominator for basic income per share	34,419	34,384	34,358
Effect of dilutive stock based awards	55	76	51

Denominator for diluted income per share	34,474	34,460	34,409

Earnings per share:
Basic and diluted earnings per share	$0.21	$0.37	$0.72